Quarterly Report
January 31, 2022
MFS®  Lifetime®  Income Fund
LRT-Q3

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 71.1%
MFS Emerging Markets Debt Fund - Class R6	470,236	$6,578,596
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,075,134	6,579,823
MFS Global Opportunistic Bond Fund - Class R6	5,211,711	45,758,819
MFS Government Securities Fund - Class R6	6,636,813	65,571,711
MFS High Income Fund - Class R6	3,932,956	13,018,083
MFS Inflation-Adjusted Bond Fund - Class R6	5,931,093	65,657,206
MFS Limited Maturity Fund - Class R6	21,998,172	131,109,103
MFS Total Return Bond Fund - Class R6	12,054,048	130,906,964
		$465,180,305
International Stock Funds – 4.9%
MFS Blended Research International Equity Fund - Class R6	1,283,281	$16,233,503
MFS International Growth Fund - Class R6	77,728	3,213,283
MFS International Intrinsic Value Fund - Class R6	66,213	3,194,794
MFS Research International Fund - Class R6	420,809	9,665,984
		$32,307,564
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	2,882,578	$13,403,986
MFS Global Real Estate Fund - Class R6	623,101	12,954,281
		$26,358,267
U.S. Stock Funds – 19.8%
MFS Blended Research Core Equity Fund - Class R6	409,553	$13,072,924
MFS Blended Research Growth Equity Fund - Class R6	699,556	13,074,692
MFS Blended Research Mid Cap Equity Fund - Class R6	1,521,531	19,445,165
MFS Blended Research Small Cap Equity Fund - Class R6	418,006	6,403,849
MFS Blended Research Value Equity Fund - Class R6	864,893	13,007,983
MFS Growth Fund - Class R6	73,660	13,015,762
MFS Mid Cap Growth Fund - Class R6	335,755	9,669,754
MFS Mid Cap Value Fund - Class R6	306,659	9,653,625
MFS New Discovery Fund - Class R6	101,738	3,181,356
MFS New Discovery Value Fund - Class R6	160,143	3,199,659
MFS Research Fund - Class R6	229,434	13,050,231
MFS Value Fund - Class R6	248,734	13,056,055
		$129,831,055
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.06% (v)	1,210,544	$1,210,544
Total Investment Companies		$654,887,735

Other Assets, Less Liabilities – (0.0)%		(65,888)
Net Assets – 100.0%		$654,821,847
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $654,887,735.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$654,887,735	$—	$—	$654,887,735
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$14,344,326	$2,310,555	$2,745,991	$798,247	$(1,634,213)	$13,072,924
MFS Blended Research Growth Equity Fund	14,273,533	2,943,297	3,310,288	1,405,788	(2,237,638)	13,074,692
MFS Blended Research International Equity Fund	17,429,696	1,635,678	2,034,017	295,586	(1,093,440)	16,233,503
MFS Blended Research Mid Cap Equity Fund	21,528,529	4,625,559	3,614,441	1,057,942	(4,152,424)	19,445,165
MFS Blended Research Small Cap Equity Fund	7,063,270	1,176,669	1,055,548	310,296	(1,090,838)	6,403,849
MFS Blended Research Value Equity Fund	14,330,111	1,935,748	2,549,058	547,876	(1,256,694)	13,007,983
MFS Commodity Strategy Fund	14,476,327	5,755,123	4,642,340	(32,106)	(2,153,018)	13,403,986
MFS Emerging Markets Debt Fund	13,766,878	420,033	7,276,295	176,216	(508,236)	6,578,596
MFS Emerging Markets Debt Local Currency Fund	6,818,147	523,909	351,934	(48,416)	(361,883)	6,579,823
MFS Global Opportunistic Bond Fund	34,249,746	16,386,568	1,795,765	(104,683)	(2,977,047)	45,758,819
MFS Global Real Estate Fund	14,349,953	814,529	3,065,488	769,377	85,910	12,954,281
MFS Government Securities Fund	68,491,534	2,772,233	4,222,804	(155,473)	(1,313,779)	65,571,711
MFS Growth Fund	14,277,190	1,610,137	3,143,227	1,983,209	(1,711,547)	13,015,762
MFS High Income Fund	20,775,151	647,357	7,895,140	47,410	(556,695)	13,018,083
MFS Inflation-Adjusted Bond Fund	69,169,767	4,315,147	6,489,268	71,345	(1,409,785)	65,657,206
MFS Institutional Money Market Portfolio	1,058,335	26,660,781	26,508,572	—	—	1,210,544
MFS International Growth Fund	3,481,962	351,413	400,485	140,007	(359,614)	3,213,283
MFS International Intrinsic Value Fund	3,477,076	447,591	469,320	144,451	(405,004)	3,194,794
MFS Limited Maturity Fund	137,302,541	5,260,433	8,753,789	(102,030)	(2,598,052)	131,109,103
MFS Mid Cap Growth Fund	10,568,874	1,654,796	1,838,620	1,107,480	(1,822,776)	9,669,754
MFS Mid Cap Value Fund	10,795,458	757,409	2,018,273	833,741	(714,710)	9,653,625
MFS New Discovery Fund	3,487,542	1,215,476	392,990	142,862	(1,271,534)	3,181,356
MFS New Discovery Value Fund	3,566,978	432,083	719,989	247,122	(326,535)	3,199,659
MFS Research Fund	14,376,335	1,198,548	2,609,878	1,255,679	(1,170,453)	13,050,231
MFS Research International Fund	10,443,882	491,233	1,250,471	376,588	(395,248)	9,665,984
MFS Total Return Bond Fund	137,291,563	7,534,678	9,009,221	(213,937)	(4,696,119)	130,906,964
MFS Value Fund	14,320,648	775,302	2,569,871	1,025,358	(495,382)	13,056,055
	$695,515,352	$94,652,285	$110,733,083	$12,079,935	$(36,626,754)	$654,887,735
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$650,308	$1,287,684
MFS Blended Research Growth Equity Fund	758,057	1,288,853
MFS Blended Research International Equity Fund	845,559	316,928
MFS Blended Research Mid Cap Equity Fund	1,384,110	2,495,257
MFS Blended Research Small Cap Equity Fund	253,996	530,118
MFS Blended Research Value Equity Fund	573,852	1,002,863
MFS Commodity Strategy Fund	4,807,619	—
MFS Emerging Markets Debt Fund	269,363	—
MFS Emerging Markets Debt Local Currency Fund	223,121	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Opportunistic Bond Fund	$1,225,639	$1,016,492
MFS Global Real Estate Fund	228,310	73,340
MFS Government Securities Fund	653,520	—
MFS Growth Fund	—	374,401
MFS High Income Fund	521,436	—
MFS Inflation-Adjusted Bond Fund	3,246,537	—
MFS Institutional Money Market Portfolio	329	—
MFS International Growth Fund	66,789	155,879
MFS International Intrinsic Value Fund	40,532	207,458
MFS Limited Maturity Fund	1,525,502	—
MFS Mid Cap Growth Fund	—	334,587
MFS Mid Cap Value Fund	218,151	362,439
MFS New Discovery Fund	241,863	301,682
MFS New Discovery Value Fund	135,413	163,707
MFS Research Fund	173,544	582,287
MFS Research International Fund	144,182	—
MFS Total Return Bond Fund	2,615,515	1,310,330
MFS Value Fund	173,268	253,992
	$20,976,515	$12,058,297
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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